Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Trade and other receivables

6. Trade and other receivables

	December 31,	December 31,
	2022	2021

Trade receivables	$5,624	$4,740
Value added taxes receivable	-	3,219
Other receivables	5,928	249
	$11,552	$8,208

Value added taxes was in a net payable position of $0.2 million as at December 31, 2022 and was reclassified to trade and other payables for presentation purposes.

Other receivables include $5.3 million in refundable tax credits from the Galena Complex through the Employee Retention Credit under the U.S. CARES Act where collection is reasonably assured.